Form N-CSR Cover	6 Months Ended
Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025